Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis

Assets and Liabilities Measured at Fair Value on a Recurring Basis at June 30, 2016:

	Quotes Prices	Significant	Significant
	in Active	Other Observable	Unobservable
	Markets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)
Warrant Liability	-	-	18,378
Earnout shares liability	-	-	15,429
Interest Rate Swap Derivative Liability	-	25	-
Marketable Equity Securities	498	-	-
Short term investments		25,000	-

Assets and Liabilities Measured at Fair Value on a Recurring Basis at December 31, 2015:

	Quotes Prices	Significant	Significant
	in Active	Other Observable	Unobservable
	Markets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)
Warrant Liability	-	-	31,213
Earnout shares liability	-	-	34,154
Interest Rate Swap Derivative Liability	-	42	-
Marketable Equity Securities	428	-	-

Financial assets and liabilities measured at fair value on a recurring basis:

At December 31, 2015	Quotes Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Marketable equity securities	428	—	—
Earnout Shares Liability	—	—	34,154
Warrant Liability	—	—	31,213
Interest Rate Swap Derivative Liability	—	42	—
At December 31, 2014	Quotes Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Marketable equity securities	667	—	—
Earnout Shares Liability			29,061
Warrant Liability	—	—	19,991
Interest Rate Swap Derivative Liability	—	134	—

Summary of the Fair Value and Carrying Amounts of Long Term Debt

The following table summarizes the fair value and carrying amounts of our long term debt:

	June 30, 2016	December 31, 2015
Fair Value	$160,902	$138,347

Gross Carrying Value	143,344	121,493
Deferred financing expense	(2,419)	-
Net Carrying Value	$140,925	$121,493

The following table summarizes the fair value and carrying amounts of our long term debt:
	December 31
	2015	2014
Fair Value	138,347	43,266
Carrying Value	121,493	39,273